Short-Term Borrowings	12 Months Ended
Dec. 31, 2021
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

Note 11 - SHORT-TERM BORROWINGS

As of December 31, 2021 and December 31, 2020, the short-term borrowings were for working capital and capital expenditure purposes. Short-term borrowings include an accounts receivable factoring arrangement with a third-party financial institution of Zhongyuan Bank Co., Ltd consist of the following:

	Annual Interest Rate	Maturity (Months)	Principal	December 31, 2021	December 31, 2020
			US$	US$	US$
Short-term borrowings:
ZHONGYUAN BANK CO., LTD (1)	5.60%	January, 2022	1,568,455	1,568,455	-
Total				1,568,455	-

The interest expenses were $37,132 and nil for the fiscal years ended December 31, 2021 and 2020, respectively.

(1)	On July 29, 2021, the Company entered into a factoring agreement (see Note 5) with Zhongyuan Bank for 160 days and maturity date is January 9, 2022, $1,568,455 (RMB10,000,000) accounts receivable factoring to the bank and received accordingly amount of cash.